-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: August 31, 2011

                                                       Estimated average burden
                                                       hours per response: 18.9
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09911
                                   ---------------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    5136 Dorsey Hall Drive        Ellicott City, Maryland             21042
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (410) 715-1145
                                                    ----------------------------
Date of fiscal year end:        June 30, 2009
                           ---------------------------

Date of reporting period:       December 31, 2008
                           ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                           [LOGO OMITTED] HUSSMAN
                                            FUNDS


                            HUSSMAN INVESTMENT TRUST


                         HUSSMAN STRATEGIC GROWTH FUND

            V                              MARKET ACTION
            A                        FAVORABLE        UNFAVORABLE
            L                      --------------    -------------
            U     FAVORABLE       |  AGGRESSIVE  |  |  MODERATE   |
            A                      --------------    -------------
            T     UNFAVORABLE     |   POSITIVE   |  |    HEDGED   |
            I                      --------------    -------------
            O
            N


                       HUSSMAN STRATEGIC TOTAL RETURN FUND

                        --------
                   M   |        |
                T  A   |        |   --------
                A  T   |        |  |        |
                R  U   |        |  |        |   --------
                G  R   |        |  |        |  |        |
                E  I   |        |  |        |  |        |   --------
                T  T   |  LONG  |  | MEDIUM |  |  NEAR  |  | SHORT  |
                   Y    --------    --------    --------    --------
                         HIGH &      HIGH &      LOW &       LOW &
                         FALLING     RISING      FALLING     RISING
                         YIELDS      YIELDS      YIELDS      YIELDS


                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2008
                                  (UNAUDITED)

                           [LOGO OMITTED] HUSSMAN
                                            FUNDS

                             STRATEGIC GROWTH FUND

 Comparison of the Change in Value of a $10,000 Investment in Hussman Strategic Growth Fund versus the Standard & Poor's 500 Index and the Russell 2000 Index(a)

                              [LINE GRAPH OMITTED]

                                                                                  HSGFX equity
                                                                                investments and
  Hussman Strategic                                                             cash equivalents
 Growth Fund (HSGFX)         S&P 500 Index           Russell 2000 Index         only (unhedged)
---------------------     ---------------------     ---------------------     ---------------------
7/24/2000     $10,000     7/24/2000     $10,000     7/24/2000     $10,000     7/24/2000     $10,000
7/31/2000      10,000     7/31/2000       9,773     7/31/2000       9,736     7/31/2000       9,997
8/31/2000      10,030     8/31/2000      10,380     8/31/2000      10,479     8/31/2000      10,545
9/30/2000      10,350     9/30/2000       9,832     9/30/2000      10,171     9/30/2000      10,226
10/31/2000     10,040     10/31/2000      9,790     10/31/2000      9,717     10/31/2000      9,639
11/30/2000     10,840     11/30/2000      9,018     11/30/2000      8,719     11/30/2000      9,561
12/31/2000     11,640     12/31/2000      9,063     12/31/2000      9,468     12/31/2000     10,486
1/31/2001      11,270     1/31/2001       9,384     1/31/2001       9,961     1/31/2001      10,437
2/28/2001      12,030     2/28/2001       8,528     2/28/2001       9,307     2/28/2001      10,488
3/31/2001      12,430     3/31/2001       7,988     3/31/2001       8,852     3/31/2001      10,351
4/30/2001      12,190     4/30/2001       8,609     4/30/2001       9,545     4/30/2001      10,886
5/31/2001      12,340     5/31/2001       8,667     5/31/2001       9,779     5/31/2001      11,137
6/30/2001      12,200     6/30/2001       8,456     6/30/2001      10,117     6/30/2001      11,056
7/31/2001      12,470     7/31/2001       8,372     7/31/2001       9,569     7/31/2001      10,825
8/31/2001      12,770     8/31/2001       7,848     8/31/2001       9,260     8/31/2001      10,597
9/30/2001      12,640     9/30/2001       7,215     9/30/2001       8,014     9/30/2001       9,523
10/31/2001     12,767     10/31/2001      7,352     10/31/2001      8,483     10/31/2001      9,944
11/30/2001     13,236     11/30/2001      7,916     11/30/2001      9,139     11/30/2001     11,015
12/31/2001     13,348     12/31/2001      7,985     12/31/2001      9,703     12/31/2001     11,444
1/31/2002      13,840     1/31/2002       7,869     1/31/2002       9,602     1/31/2002      11,713
2/28/2002      13,963     2/28/2002       7,717     2/28/2002       9,339     2/28/2002      11,568
3/31/2002      14,477     3/31/2002       8,007     3/31/2002      10,090     3/31/2002      12,637
4/30/2002      14,823     4/30/2002       7,522     4/30/2002      10,182     4/30/2002      12,629
5/31/2002      15,192     5/31/2002       7,466     5/31/2002       9,730     5/31/2002      12,529
6/30/2002      14,913     6/30/2002       6,935     6/30/2002       9,247     6/30/2002      11,567
7/31/2002      15,338     7/31/2002       6,394     7/31/2002       7,851     7/31/2002      10,544
8/31/2002      15,394     8/31/2002       6,436     8/31/2002       7,831     8/31/2002      10,510
9/30/2002      15,204     9/30/2002       5,737     9/30/2002       7,268     9/30/2002       9,644
10/31/2002     14,935     10/31/2002      6,241     10/31/2002      7,501     10/31/2002      9,997
11/30/2002     14,775     11/30/2002      6,609     11/30/2002      8,171     11/30/2002     10,649
12/31/2002     15,220     12/31/2002      6,221     12/31/2002      7,716     12/31/2002     10,296
1/31/2003      15,148     1/31/2003       6,058     1/31/2003       7,502     1/31/2003       9,962
2/28/2003      14,931     2/28/2003       5,967     2/28/2003       7,276     2/28/2003       9,598
3/31/2003      14,919     3/31/2003       6,025     3/31/2003       7,369     3/31/2003       9,688
4/30/2003      15,184     4/30/2003       6,521     4/30/2003       8,068     4/30/2003      10,524
5/31/2003      16,338     5/31/2003       6,865     5/31/2003       8,934     5/31/2003      11,605
6/30/2003      16,590     6/30/2003       6,952     6/30/2003       9,095     6/30/2003      11,857
7/31/2003      17,119     7/31/2003       7,075     7/31/2003       9,665     7/31/2003      12,282
8/31/2003      17,528     8/31/2003       7,213     8/31/2003      10,108     8/31/2003      12,740
9/30/2003      17,155     9/30/2003       7,136     9/30/2003       9,921     9/30/2003      12,345
10/31/2003     17,756     10/31/2003      7,540     10/31/2003     10,754     10/31/2003     13,190
11/30/2003     18,032     11/30/2003      7,606     11/30/2003     11,136     11/30/2003     13,573
12/31/2003     18,429     12/31/2003      8,005     12/31/2003     11,362     12/31/2003     14,176
1/31/2004      18,645     1/31/2004       8,152     1/31/2004      11,855     1/31/2004      14,624
2/29/2004      19,247     2/29/2004       8,265     2/29/2004      11,962     2/29/2004      15,119
3/31/2004      19,174     3/31/2004       8,140     3/31/2004      12,073     3/31/2004      14,979
4/30/2004      19,018     4/30/2004       8,013     4/30/2004      11,458     4/30/2004      14,542
5/31/2004      19,078     5/31/2004       8,123     5/31/2004      11,640     5/31/2004      14,704
6/30/2004      19,114     6/30/2004       8,281     6/30/2004      12,130     6/30/2004      15,037
7/31/2004      18,693     7/31/2004       8,007     7/31/2004      11,313     7/31/2004      14,204
8/31/2004      18,260     8/31/2004       8,039     8/31/2004      11,255     8/31/2004      14,058
9/30/2004      18,657     9/30/2004       8,126     9/30/2004      11,784     9/30/2004      14,481
10/31/2004     18,717     10/31/2004      8,250     10/31/2004     12,016     10/31/2004     14,580
11/30/2004     19,151     11/30/2004      8,584     11/30/2004     13,058     11/30/2004     15,474
12/31/2004     19,379     12/31/2004      8,876     12/31/2004     13,444     12/31/2004     15,992
1/31/2005      19,190     1/31/2005       8,660     1/31/2005      12,883     1/31/2005      15,591
2/28/2005      19,619     2/28/2005       8,842     2/28/2005      13,102     2/28/2005      16,118
3/31/2005      19,707     3/31/2005       8,685     3/31/2005      12,727     3/31/2005      15,882
4/30/2005      19,619     4/30/2005       8,521     4/30/2005      11,998     4/30/2005      15,408
5/31/2005      19,808     5/31/2005       8,792     5/31/2005      12,783     5/31/2005      16,054
6/30/2005      20,060     6/30/2005       8,804     6/30/2005      13,276     6/30/2005      16,382
7/31/2005      20,098     7/31/2005       9,132     7/31/2005      14,117     7/31/2005      17,031
8/31/2005      20,439     8/31/2005       9,049     8/31/2005      13,855     8/31/2005      17,031
9/30/2005      20,742     9/30/2005       9,122     9/30/2005      13,899     9/30/2005      17,317
10/31/2005     20,388     10/31/2005      8,970     10/31/2005     13,467     10/31/2005     16,780
11/30/2005     20,338     11/30/2005      9,309     11/30/2005     14,121     11/30/2005     17,250
12/31/2005     20,486     12/31/2005      9,312     12/31/2005     14,057     12/31/2005     17,340
1/31/2006      20,695     1/31/2006       9,559     1/31/2006      15,317     1/31/2006      18,067
2/28/2006      20,852     2/28/2006       9,585     2/28/2006      15,275     2/28/2006      18,161
3/31/2006      20,826     3/31/2006       9,704     3/31/2006      16,016     3/31/2006      18,448
4/30/2006      21,074     4/30/2006       9,834     4/30/2006      16,013     4/30/2006      18,774
5/31/2006      21,074     5/31/2006       9,551     5/31/2006      15,114     5/31/2006      18,091
6/30/2006      21,074     6/30/2006       9,564     6/30/2006      15,211     6/30/2006      18,053
7/31/2006      21,166     7/31/2006       9,623     7/31/2006      14,716     7/31/2006      18,024
8/31/2006      21,140     8/31/2006       9,852     8/31/2006      15,152     8/31/2006      18,325
9/30/2006      21,153     9/30/2006      10,106     9/30/2006      15,278     9/30/2006      18,656
10/31/2006     21,179     10/31/2006     10,435     10/31/2006     16,158     10/31/2006     19,256
11/30/2006     21,166     11/30/2006     10,634     11/30/2006     16,583     11/30/2006     19,544
12/31/2006     21,206     12/31/2006     10,783     12/31/2006     16,638     12/31/2006     19,747
1/31/2007      21,111     1/31/2007      10,946     1/31/2007      16,917     1/31/2007      20,010
2/28/2007      21,342     2/28/2007      10,732     2/28/2007      16,783     2/28/2007      19,733
3/31/2007      21,545     3/31/2007      10,852     3/31/2007      16,962     3/31/2007      20,057
4/30/2007      21,464     4/30/2007      11,333     4/30/2007      17,267     4/30/2007      20,749
5/31/2007      21,111     5/31/2007      11,728     5/31/2007      17,974     5/31/2007      21,292
6/30/2007      21,491     6/30/2007      11,533     6/30/2007      17,711     6/30/2007      21,125
7/31/2007      21,979     7/31/2007      11,176     7/31/2007      16,500     7/31/2007      20,424
8/31/2007      22,264     8/31/2007      11,343     8/31/2007      16,874     8/31/2007      20,618
9/30/2007      22,155     9/30/2007      11,767     9/30/2007      17,163     9/30/2007      21,184
10/31/2007     21,898     10/31/2007     11,954     10/31/2007     17,656     10/31/2007     21,239
11/30/2007     22,143     11/30/2007     11,455     11/30/2007     16,388     11/30/2007     20,207
12/31/2007     22,089     12/31/2007     11,375     12/31/2007     16,378     12/31/2007     19,924
1/31/2008      21,805     1/31/2008      10,693     1/31/2008      15,261     1/31/2008      18,551
2/29/2008      22,160     2/29/2008      10,346     2/29/2008      14,695     2/29/2008      18,160
3/31/2008      22,118     3/31/2008      10,301     3/31/2008      14,757     3/31/2008      17,909
4/30/2008      21,763     4/30/2008      10,803     4/30/2008      15,375     4/30/2008      18,606
5/31/2008      22,160     5/31/2008      10,942     5/31/2008      16,081     5/31/2008      19,379
6/30/2008      22,316     6/30/2008      10,020     6/30/2008      14,843     6/30/2008      17,717
7/31/2008      22,643     7/31/2008       9,936     7/31/2008      15,392     7/31/2008      17,942
8/31/2008      23,011     8/31/2008      10,080     8/31/2008      15,949     8/31/2008      18,418
9/30/2008      23,082     9/30/2008       9,181     9/30/2008      14,678     9/30/2008      16,585
10/31/2008     21,834     10/31/2008      7,639     10/31/2008     11,624     10/31/2008     14,063
11/30/2008     19,744     11/30/2008      7,091     11/30/2008     10,249     11/30/2008     12,563
12/31/2008     20,097     12/31/2008      7,167     12/31/2008     10,844     12/31/2008     13,155

Past performance is not predictive of future performance.


--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(b)
                      For Periods Ended December 31, 2008
                                                                       Since
                                    1 Year     3 Years   5 Years    Inception(c)
                                    ------     -------   -------    ------------
Hussman Strategic Growth Fund(d)    (9.02%)    (0.64%)     1.75%       8.62%
S&P 500 Index                      (37.00%)    (8.36%)    (2.19%)     (3.87%)
Russell 2000 Index                 (33.79%)    (8.29%)    (0.93%)      0.97%
--------------------------------------------------------------------------------

(a) Hussman Strategic Growth Fund invests in stocks listed on the New York, American, and NASDAQ exchanges, and does not specifically restrict its holdings to a particular market capitalization. The S&P 500 and Russell 2000 are indices of large and small capitalization stocks, respectively. "HSGFX equity investments and cash equivalents only (unhedged)" reflects the performance of the Fund's stock investments and modest day-to-day cash balances, after fees and expenses, but excluding the impact of hedging transactions. The Fund's unhedged equity investments do not represent a separately available portfolio, and their peformance is presented solely for purposes of comparison and performance attribution.

(b) Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Initial public offering of shares was July 24, 2000.

(d) The Fund's expense ratio was 1.10% during the six months ended December 31, 2008.

                           [LOGO OMITTED] HUSSMAN
                                            FUNDS

                          STRATEGIC TOTAL RETURN FUND

 Comparison of the Change in Value of a $10,000 Investment in Hussman Strategic
       Total Return Fund versus the Lehman Brothers U.S. Aggregate Index

                              [LINE GRAPH OMITTED]

                  Hussman Strategic           Lehman Brothers
                   Total Return Fund       U.S. Aggregate Index
                 ---------------------     ---------------------
                 9/12/2002     $10,000     9/12/2002     $10,000
                 9/30/2002       9,960     9/30/2002      10,097
                 10/31/2002      9,830     10/31/2002     10,051
                 11/30/2002      9,790     11/30/2002     10,048
                 12/31/2002     10,230     12/31/2002     10,256
                 1/31/2003      10,240     1/31/2003      10,264
                 2/28/2003      10,270     2/28/2003      10,406
                 3/31/2003      10,177     3/31/2003      10,398
                 4/30/2003      10,177     4/30/2003      10,484
                 5/31/2003      10,610     5/31/2003      10,679
                 6/30/2003      10,681     6/30/2003      10,658
                 7/31/2003      10,407     7/31/2003      10,300
                 8/31/2003      10,670     8/31/2003      10,368
                 9/30/2003      10,977     9/30/2000      10,643
                 10/31/2003     10,987     10/31/2003     10,544
                 11/30/2003     11,069     11/30/2003     10,569
                 12/31/2003     11,233     12/31/2003     10,677
                 1/31/2004      11,297     1/31/2004      10,762
                 2/29/2004      11,466     2/29/2004      10,878
                 3/31/2004      11,689     3/31/2004      10,960
                 4/30/2004      11,052     4/30/2004      10,675
                 5/31/2004      11,275     5/31/2004      10,632
                 6/30/2004      11,267     6/30/2004      10,692
                 7/31/2004      11,309     7/31/2004      10,798
                 8/31/2004      11,577     8/31/2004      11,004
                 9/30/2004      11,714     9/30/2004      11,034
                 10/31/2004     11,843     10/31/2004     11,127
                 11/30/2004     11,942     11/30/2004     11,038
                 12/31/2004     11,963     12/31/2004     11,139
                 1/31/2005      11,768     1/31/2005      11,209
                 2/28/2005      11,931     2/28/2005      11,143
                 3/31/2005      11,817     3/31/2005      11,086
                 4/30/2005      11,665     4/30/2005      11,236
                 5/31/2005      11,752     5/31/2005      11,358
                 6/30/2005      11,987     6/30/2005      11,420
                 7/31/2005      11,834     7/31/2005      11,316
                 8/31/2005      12,031     8/31/2005      11,461
                 9/30/2005      12,415     9/30/2005      11,343
                 10/31/2005     12,239     10/31/2005     11,253
                 11/30/2005     12,432     11/30/2005     11,303
                 12/31/2005     12,681     12/31/2005     11,411
                 1/31/2006      12,989     1/31/2006      11,411
                 2/28/2006      12,840     2/28/2006      11,449
                 3/31/2006      12,850     3/31/2006      11,336
                 4/30/2006      13,078     4/30/2006      11,316
                 5/31/2006      12,953     5/31/2006      11,304
                 6/30/2006      13,067     6/30/2006      11,328
                 7/31/2006      13,194     7/31/2006      11,481
                 8/31/2006      13,240     8/31/2006      11,657
                 9/30/2006      12,986     9/30/2006      11,759
                 10/31/2006     13,254     10/31/2006     11,837
                 11/30/2006     13,592     11/30/2006     11,974
                 12/31/2006     13,398     12/31/2007     11,905
                 1/31/2007      13,386     1/31/2007      11,900
                 2/28/2007      13,483     2/28/2007      12,083
                 3/31/2007      13,495     3/31/2007      12,083
                 4/30/2007      13,605     4/30/2007      12,148
                 5/31/2007      13,520     5/31/2007      12,056
                 6/30/2007      13,520     6/30/2007      12,021
                 7/31/2007      13,941     7/31/2007      12,121
                 8/31/2007      13,978     8/31/2007      12,270
                 9/30/2007      14,423     9/30/2007      12,363
                 10/31/2007     14,748     10/31/2007     12,474
                 11/30/2007     14,931     11/30/2007     12,698
                 12/31/2007     15,087     12/31/2007     12,734
                 1/31/2008      15,848     1/31/2008      12,948
                 2/29/2008      16,006     2/29/2008      12,966
                 3/31/2008      15,809     3/31/2008      13,010
                 4/30/2008      15,664     4/30/2008      12,983
                 5/31/2008      15,756     5/31/2008      12,887
                 6/30/2008      15,848     6/30/2008      12,877
                 7/31/2008      15,822     7/31/2008      12,867
                 8/31/2008      15,743     8/31/2008      12,989
                 9/30/2008      15,954     9/30/2008      12,814
                 10/31/2008     14,773     10/31/2008     12,512
                 11/30/2008     15,308     11/30/2008     12,919
                 12/31/2008     16,043     12/31/2008     13,401

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(a)
                      For Periods Ended December 31, 2008
                                                                       Since
                                        1 Year   3 Years   5 Years  Inception(b)
                                        ------   -------   -------  ------------
Hussman Strategic Total Return Fund(c)   6.34%     8.16%     7.39%     7.79%
Lehman Brothers U.S. Aggregate Index(d)  5.24%     5.51%     4.65%     4.75%
--------------------------------------------------------------------------------

(a) Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Initial public offering of shares was September 12, 2002.

(c) The Fund's expense ratio was 0.80% during the six months ended December 31, 2008.

(d) The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for U.S. government, agency and corporate securities.

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS                                         FEBRUARY 19, 2009
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

      Hussman Strategic Growth Fund ended 2008 with its first calendar year loss since inception. This was a disappointment, largely attributable to a modest amount of market exposure established late in the year, as the stock market suffered the worst annual loss in the S&P 500 since 1931. Still, the Fund outperformed the S&P 500 by more than 27 percentage points in 2008, because the Fund established this limited market exposure only after stock valuations had already declined significantly. Hussman Strategic Total Return Fund ended 2008 with positive returns for the 7th consecutive year. Both Funds have substantially outperformed their respective benchmarks since inception, while maintaining contained volatility.

      For the year ended December 31, 2008, Strategic Growth Fund achieved a total return of -9.02%, compared with a total return of -37.00% in the S&P 500 Index. The 27.98% difference in performance significantly understates the long-term impact of this loss reduction. Note that because of the effects of compounding, a recovery of the Fund's 2008 loss would require a total return of less than 10% for the Fund, whereas a recovery of the S&P 500's 2008 loss would require a total return of over 58% for the Index.

      From the inception of Strategic Growth Fund on July 24, 2000 to December 31, 2008, the Fund has achieved an average annual total return of 8.62%, compared with an average annual total return of -3.87% in the S&P 500 Index over the same period. With regard to periodic losses, the deepest peak-to-trough pullback in the Strategic Growth Fund within this period was -21.45%, compared with -50.71% for the S&P 500 Index. An initial $10,000 investment in the Fund on July 24, 2000 would have grown to $20,097, compared with a decline in value to $7,167 for a similar investment in the S&P 500 index.

      For the year ended December 31, 2008, Strategic Total Return Fund achieved a total return of 6.34%, compared with a total return of 5.24% in the Lehman Brothers U.S. Aggregate Index. Since inception on September 12, 2002, the Fund has achieved an average annual total return of 7.79%, compared with an average annual total return of 4.75% in the Lehman Brothers U.S. Aggregate Index over the same period. An initial $10,000 investment in the Fund on September 12, 2002 would have grown to $16,043, compared with an increase in value to $13,401 for a similar investment in the Lehman Brothers U.S. Aggregate Index.


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      The table below  presents the total returns for Strategic  Growth Fund and the S&P 500 Index since the inception of the Fund. In order to assist in attributing the effects of stock selection and hedging on the Fund, the table also separately presents the returns of the stock positions and cash equivalents held by the Fund (after expenses), without the impact of hedging transactions.

      YEAR                          HSGFX       STOCKS ONLY        S&P 500
      --------------------------------------------------------------------
      2000*                         16.40%           4.86%           9.37%
      2001                          14.67%           9.13%         -11.89%
      2002                          14.02%         -10.03%         -22.10%
      2003                          21.08%          37.68%          28.68%
      2004                           5.16%          12.81%          10.88%
      2005                           5.71%           8.43%           4.91%
      2006                           3.51%          13.88%          15.79%
      2007                           4.16%           0.89%           5.49%
      2008                          -9.02%         -33.97%         -37.00%
      Average Annual Return
      Since Inception                8.62%           3.30%          -3.87%

*     July 24, 2000 - December 31, 2000, not annualized

Expense Ratio: 1.11% (excludes 0.04% in Acquired Fund Fees and Expenses)


      The table below presents the returns for the Strategic Total Return Fund and the Lehman Brothers U.S. Aggregate Index since the inception of the Fund.

                                                         LEHMAN BROTHERS
      YEAR                                  HSTRX         U.S. AGGREGATE
      ------------------------------------------------------------------
      2002*                                  2.30%              2.56%
      2003                                   9.80%              4.10%
      2004                                   6.50%              4.34%
      2005                                   6.00%              2.43%
      2006                                   5.66%              4.33%
      2007                                  12.61%              6.97%
      2008                                   6.34%              5.24%
      Average Annual Return
      Since Inception                        7.79%              4.75%

*     September 12, 2002 - December 31, 2002, not annualized

Expense Ratio: 0.83% (excludes 0.08% in Acquired Fund Fees and Expenses)


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      The investment  objectives of the Hussman Funds are  distinctly  long-term and "full cycle" in nature, placing very little weight on tracking the market over short periods of time. Because of our emphasis on risk management, returns of the Funds will periodically behave differently than the Funds' benchmark indices. The intent of our investment strategy is to outperform the major indices over the complete market cycle (bull and bear markets combined), with added emphasis on defending capital in unfavorable market conditions.

STRATEGIC GROWTH FUND
      It is no secret that I have viewed the U.S. stock market as strenuously overvalued for well over a decade. The predictable result of that overvaluation is that for the decade ended December 31, 2008, the S&P 500 Index achieved a negative average annual total return of -1.38%.

      During the final quarter of 2008, however, the profound decline in stock valuations finally brought U.S. stocks to historically reasonable, if not deeply undervalued levels. In response to this deeply overextended market decline, coupled with reasonable valuations for the first time in well over a decade, the Fund established a modest exposure to market fluctuations. However, the market's decline continued through November of 2008, virtually uncorrected by advances, resulting in a moderate full-year loss in the Fund.

      It is important to recognize that Strategic Growth Fund is a risk-managed equity growth fund, not a "hedge fund," a "market neutral fund," or a "bear fund." As such, our long-term objective is to be exposed to the U.S. stock market to a meaningful extent. Our investment strategy considers both valuations and the quality of market action in determining the extent of our exposure to market risk, and is not driven by one factor to the exclusion of the other. Our investment discipline is to avoid trying to forecast market turns, and instead to gradually increase our investment exposure in proportion to the average expected return/risk profile associated with prevailing and observable conditions of valuation and market action.

      From a longer term perspective, the past bull-bear market cycle has been one of the poorest full-cycle showings on record. Stocks have gone nowhere, but they have certainly gone nowhere in an interesting way. The bull market that began in late-2002 started from the highest level of valuation of any bull market in history. As a result, our willingness to accept a significant amount of market risk hardly extended beyond 2003. The market gains that followed from that point to the market's peak in 2007 were lost in a matter of months during 2008.


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      Equally unfortunate was the decided affection of investors during the most recent market cycle for companies having high levels of debt and cyclical profit
margins.  While  financial,   commodity-based,   highly-leveraged  and  cyclical
companies performed well during much of the recent bull market, they have also suffered an inordinately severe round trip, and have been among the worst losers in the recent market decline.

      As I wrote in the Hussman Funds' Semi-Annual Report a year ago:

            "Our primary challenge during recent years has been in stock selection. Characteristics that have historically been well-rewarded over the long-term (such as favorable valuation, stable profit margins, and reliable growth in earnings and revenues) have been somewhat out of favor in recent years. Despite the excitement about demand from China and other developing countries, I am skeptical that the world economy will `decouple' from the U.S., and remain averse to placing a large portion of shareholder assets at risk in companies that strike me as cyclical and commodity plays."

      For our part, Strategic Growth Fund avoided much of the impact of market fluctuations in recent years, as well as the volatility of stocks that I viewed to be speculative and of poor investment quality. While the Fund avoided a great deal of the market's risk, the difference in performance between the stocks held by the Fund and the indices we use to hedge has been much lower than I would expect in a more typical market cycle. In the absence of a strong performance margin from our stock selection, and without the ability to achieve durable gains from market exposure, the low rate of "implied interest" earned by our hedges was left as our primary source of total returns in recent years.

      As of December 31, 2008, Strategic Growth Fund has outperformed the S&P 500 Index for the past one, two, three, four, five, six, seven, and eight years, and since the Fund's inception. In addition, the stocks held by the Fund (after expenses and excluding the impact of hedging) have outperformed the S&P 500 for all but one of these periods. A modest shortfall in our stock selection, versus the S&P 500, occurred in the three-year period ended December 31, 2008, during which the stocks held by the Fund achieved an average annual total return of -8.80%, versus an average annual total return of -8.36% for the S&P 500 Index. Since our hedges largely defended against that market loss, the Fund's overall return over that three-year period was relatively flat.


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      As a fund manager,  I admit to being very stubborn on certain  principles.
One is my insistence on adhering to a disciplined investment strategy year after year, even when we experience short-term discomfort. Although I constantly attempt to improve, question, and refine our approach and all of the factors that drive our investment decisions, I believe that one cannot manage what one cannot measure. Over time, I believe that consistent discipline outperforms seat-of-the-pants discretion.

      In order to accept risk in proportion to the likely return/risk profile of the market, one needs to have a structured way to approach that problem. For us, the careful analysis of valuations and market action is essential. Stocks are ultimately a claim to a long-term stream of future cash flows. In my view, the key elements of investment success are to purchase those cash flows at reasonable prices, and to respect the information conveyed by market action. Market action can provide information about the risk preferences of investors, the pressure on investment yields, and the prospects for business conditions and the economy as a whole.

      The other principle I insist upon is that the stocks held by the Fund should represent an underlying stream of expected future earnings and cash flows that I believe are worth what the Fund pays for those stocks. Simply put, I want the Fund's value to be represented by real businesses, real assets, and what I believe to be a reasonably likely stream of future cash flows. This insistence dampens the temptation to chase stocks or industries simply because they are performing well at any given time. This is important because it means that my objective is not simply to find stocks that "go up." Overvalued momentum stocks can produce strong returns, but also spectacular losses. I will greatly disappoint shareholders who expect the Fund to participate in such speculation.

      My objective in selecting stocks is to identify companies that I believe would be reasonably valued if we were to purchase the entire company, and also appear to have some amount of investor sponsorship on the basis of market action (which conveys both investor demand and expectations of favorable business results). The historical record suggests that such investments can provide a strong and stable basis for long-term returns, even if they offer a smaller range of speculative emotion.

      I do hope that my stubborn avoidance of sectors like financials and commodities (outside of precious metals) in recent years appears somewhat more reasonable in hindsight than it might have at the time. With the terrible


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consequences of rich valuations and debt-laden  balance sheets very fresh in the minds of investors, I expect that sound companies with reasonable valuations will achieve stronger performance in the next market cycle, as they have typically done in the past.

      As in prior years, I should emphasize that we continue to find ample liquidity in the stocks that we wish to own. Our recent challenge in achieving a strong margin of outperformance among our stock selections may be due to my aversion to stocks and sectors that I believe will be vulnerable over time, but it is not attributable to any difficulty establishing investment positions that I do expect to be rewarding. It is typical for mutual funds to close investments to new shareholders at the point where a fund's largest stock holdings represent several days of average daily trading volume in those stocks. Among the 25 largest stock holdings (by dollar value invested) in Strategic Growth Fund, our median investment in these stocks presently represents just 25% of a single day's average trading volume.

STRATEGIC TOTAL RETURN FUND
      For the year ended December 31, 2008, Strategic Total Return Fund achieved a total return of 6.34%, compared with a total return of 5.24% in the Lehman Brothers U.S. Aggregate Index. The relatively strong total return of the Fund was driven by investments in Treasury Inflation Protected Securities (TIPS) and precious metals shares. In both cases the Fund avoided significant losses in these asset classes by varying its exposure during the year. In early 2008, precious metals shares advanced sharply, as gold rose to more than $1000 per ounce. In response to this strength, the Fund significantly reduced its exposure to precious metals shares. Similarly, the real inflation-adjusted yields on Treasury Inflation Protected Securities declined to low and even negative levels early in 2008, prompting a substantial reduction in our holdings of these securities. By late-2008, both asset classes had experienced steep price declines, and the Fund re-established investment positions accordingly.

      Strategic Total Return Fund has the ability to invest up to 30% of its net assets in alternatives to U.S. fixed income securities, including foreign government bonds, utility stocks and precious metals shares. Given that the Fund seeks to preserve and enhance long-term purchasing power against inflation, precious metals have been an effective component of our investment strategy. As in recent years, the primary source of day-to-day fluctuation in the Fund has been its holdings of precious metals shares, which have generally ranged from 5% to 25% of net assets, depending on market conditions.


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PORTFOLIO COMPOSITION AND PERFORMANCE DRIVERS
      As of December 31, 2008, Strategic Growth Fund had net assets of $3,378,828,553, and held 102 stocks in a wide variety of industries. The largest sector holdings were in consumer discretionary (31.5%), information technology (25.0%), health care (24.3%), and consumer staples (7.3%). The smallest sector weights were in financials (1.9%) and energy (0.1%). The Fund did not hold any positions in utilities.

      The Fund's holdings of individual stocks as of December 31, 2008 accounted for $3,238,469,384, or 95.9% of net assets. Against these stock positions, the Fund held 31,000 put options on the S&P 500 Index and 8,000 put options on the Russell 2000 Index. Each put option hedges a notional value of $100 times the corresponding index value. On December 31, 2008, the S&P 500 Index closed at 903.25, while the Russell 2000 Index closed at 499.45. The Fund's total put option position thereby hedged 98.8% of the dollar value of the Fund's long investment positions in individual stocks. When a put option is accompanied by a short position in the call option having the same strike price and expiration, the combination acts as a pure short sale on the underlying index. As of December 31, 2008 the Fund was short 25,000 call options on the S&P 500 and 8,000 call options on the Russell 2000 Index. These call options served to form complete option combinations with the corresponding puts. Reflecting the dynamic nature of the Fund's hedging, the Fund was also "anti-hedged" with a long position in 31,000 call options on the S&P 500, and 8,000 call options on the Russell 2000. These had been established in response to market weakness, in order to reduce the impact of the Fund's hedge in the event of a market recovery, without removing the Fund's defense against continued market losses.

      Though the performance of Strategic Growth Fund's diversified portfolio cannot be attributed to any narrow group of stocks, the following holdings achieved gains in excess of $5 million during the semi-annual period ended December 31, 2008: Amgen, Panera Bread Co., Biogen Idec, Netflix, Proctor and Gamble, and Darden Restaurants. Holdings with losses in excess of $25 million during this same period were Research In Motion, Aeropostale, Nvidia, Waters Corp., Western Digital, Arthrocare, Amazon.com, Best Buy, and Microsoft. For the full calendar year ended December 31, 2008, the Fund achieved gains in excess of $5 million in Amgen, Darden Restaurants, Panera Bread Co., Freeport McMoran, Echostar Communications, and Netflix. The Fund experienced a loss greater than $40 million in Best Buy, Nokia,


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Aeropostale, Nvidia, and Research In Motion.

      A number of Strategic Growth Fund's holdings, particularly technology-related stocks, may not appear to represent "value" stocks on the basis of traditional measures. It is important to recognize that while the Fund's stock selection approach emphasizes favorable valuation, we do not equate undervaluation with low price/earnings or price/book multiples. Rather, our assessment of the value of a security is determined by the long-term stream of cash flows that a company can reasonably be expected to deliver to shareholders over time. In many cases, plausible growth expectations and highly defensible product lines imply "fair" valuation multiples considerably above prevailing market multiples. This is particularly true where we estimate that earnings and revenues for a certain company are likely to double or triple within a few years.

      Historically, stocks grouped by low price/earnings multiples have performed well relative to stocks grouped by high multiples. However, our historical research also indicates that grouping stocks by price-to-discounted-cash-flow has been a substantially more effective indicator of stock performance over the long-term (though these values require more financial analysis to estimate properly). For that reason, the Fund's investment in a few stocks with high price/earnings multiples should be taken to imply expectations for significant long-term growth or substantial liquidation/buyout value for these companies, not as a departure from our value-conscious discipline.

      As of December 31, 2008, Strategic Total Return Fund had net assets of $577,046,872. Treasury Inflation Protected Securities accounted for 55.6% of the Fund's net assets, with short-term Treasury bills and government agency securities, and other money market securities, representing an additional 12.4% of net assets. Treasury notes accounted for 8.9% of net assets and exchange-traded funds accounted for an additional 7.4% of net assets. Precious metals shares and utilities shares accounted for 14.8% of net assets. The Fund carried a duration of approximately 2 years as of the end of 2008 (meaning that a 1% change in interest rates would be expected to impact the Fund's asset value by about 2% on the basis of bond price fluctuations).

      In Strategic Total Return Fund, during the semi-annual period ended December 31, 2008 portfolio gains in excess of $1 million were achieved in U.S. Treasury Inflation-Protected Note (2.625%, due 7/15/2017), Barrick Gold, U.S. Treasury Note (3.875%, due 5/15/2018), Newmont Mining,


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CurrencyShares  Japanese Yen Trust, U.S. Treasury Note (2.625%,  due 5/31/2010),
Agnico-Eagle Mines, and AngloGold Ashanti Ltd. Holdings with losses in excess of $1 million during this same period were U.S. Treasury Inflation-Protected Note (2.0%, due 1/15/2016), CurrencyShares Euro Trust, and CurrencyShares British Pound Sterling Trust. For the full calendar year ended December 31, 2008, the Fund achieved gains in excess of $1 million in U.S. Treasury Inflation-Protected Note (2.625%, due 7/15/2017), Barrick Gold, Agnico-Eagle Mines, U.S. Treasury
Note (3.875%,  due 5/15/2018),  Newmont Mining, U.S. Treasury Note (2.625%,  due
5/31/2010),   CurrencyShares   Japanese  Yen  Trust,  and  Goldcorp.   The  Fund
experienced a loss greater than $1 million in CurrencyShares Euro Trust and CurrencyShares British Pound Sterling Trust.

PRESENT CONDITIONS
      A year ago, in the Hussman Funds' Semi-Annual Report, I noted:

            "Although we have observed a significant widening of credit spreads and an increase in losses and write-offs among banks and other lenders, I continue to believe that the U.S. economy is quite early in the process of `deleveraging' from the excess debt creation of recent years. A large wave of mortgage interest-rate resets began to come due in October 2007, and will continue into 2009. Although Treasury interest rates have declined sharply due to a flight to safety by investors, mortgage rates have been fairly stubborn. More importantly, recent rates of delinquency and foreclosure are not yet representative of the high rates that can be expected in the coming years. In the typical foreclosure event, there is first a burdensome reset, followed by several months of attempted payments, followed by several months of delinquency, and only then by foreclosure action. Given that the heavy resets only started in October, the U.S. economy remains perhaps two or three quarters away from serious credit losses, foreclosures and writedowns."

      The past year has certainly been consistent with those expectations. Even so, I had not expected that more than a decade of strenuous overvaluation in the U.S. stock market would be erased in a single, uncorrected free-fall. As valuations improved and we established a modest amount of market exposure,


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we  did  experience   some  loss  during  the  later  stages  of  that  decline.
Fortunately, one of the factors that kept us from becoming overly constructive as the market lost half its value was a 1932 quote from Edwin LeFevre, who observed about the Depression-era market plunge: "Reckless fools lost first because they deserved to lose, and careful, wise men lost later because a world-wide earthquake doesn't ask for personal references."

      The major stock market indices finally enjoyed a reasonably strong rebound following the November 2008 lows, but it was accompanied by generally poor quality in market internals (measures such as advancing versus declining issues, new highs versus new lows, industry leadership and other factors), tepid trading volume, and a fresh widening of credit default spreads on numerous financial companies. By mid-January 2009, however, the troublesome deterioration in market internals prompted us to strengthen our hedges to defend against a more persistent economic downturn and a deteriorating expected return/risk profile for stocks.

      My weekly comments to shareholders on the Hussman Funds website detail my ongoing concerns about the credit crisis, as well as policy responses that I have advocated. Rather than repeating all of them here, I believe that two observations are most important. First, I do believe that after more than a decade of strenuous overvaluation, the U.S. stock market is currently priced to deliver reasonable long-term returns for passive, buy-and-hold investors. Although I do not view stocks as deeply undervalued on a historical basis, it is likely that investors will be well served over the long-term by gradually increasing their exposure to market risk on substantial price declines from current levels. Both aspects - responding gradually, and responding to price weakness, are important.

      Second, the evidence from both prevailing market action and economic data suggests that the current economic downturn may be extended. This appears to be the result of a general failure to implement appropriate policy responses. The heart of the recent financial crisis has been excessive leverage and a paucity of capital on the balance sheets of financial companies, coupled with a pressing need for mortgage restructuring on the part of homeowners. The ill-conceived emphasis on attempting to buy up bad assets with public funds can address neither of these problems, and has proved so difficult to implement that months of precious time have been wasted.

      Meanwhile, we are observing an enormous expansion in the quantity of U.S. government liabilities. The Federal Reserve's balance sheet has more than


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doubled in recent months, and nearly two trillion dollars of Treasury securities will have to be issued to finance government rescue programs, regardless of how poorly targeted they may be. Given the enormous flight to safety that we currently observe, there is presently a general willingness of investors to hold these government liabilities. In that environment, even massive issuance of government liabilities need not have near-term inflationary consequences. The longer-term consequences, however, may prove more difficult. My expectation is that the U.S. is likely to experience a steep decline in the foreign exchange value of the U.S. dollar, even though inflationary pressures may be postponed for several years.

      Suffice it to say that I believe that the U.S. stock market is undervalued, but we cannot rule out the potential for the market to decline further. Of even greater concern is the potential that misguided policy responses will extend this economic downturn and slow the eventual recovery, which would translate into a reduced stream of future cash flows and reduced fundamental worth of a variety of U.S. companies. I am very much aware of this risk, and our valuation analysis takes into account the possibility that a recovery in U.S. business conditions may take longer than has been the case after typical economic downturns. My impression is that consistent revenues, stable profit margins, and sound balance sheets will increasingly be viewed by investors as desirable characteristics, which would certainly be our preferred outcome.

      In bonds, the yields on Treasury Inflation Protected Securities (TIPS) are nearly the same as the nominal yields on straight Treasury bonds, which indicates that the expected inflation rate currently priced into TIPS is close to zero, even at maturities of 5-10 years. Although we expect to see low or even negative inflation over the near term, Strategic Total Return Fund currently holds a significant investment in TIPS, based on competitive yield levels, long-term protection provided by TIPS, and lower duration and volatility compared with straight Treasury securities. Strategic Total Return Fund also holds positions in precious metals shares, foreign currencies, and a modest exposure to utility shares, which I believe are priced to deliver reasonable total returns in the years ahead, with relatively modest volatility.

      As investors, we would much prefer to accept reasonable amounts of risk in the expectation of acceptably high long-term returns, rather than defending against that risk. While the current market environment is difficult, I am optimistic that it will ultimately produce strong investment opportunities. We will remain open to increasing our investment exposure in the stock and bond


--------------------------------------------------------------------------------
| 11 |

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

markets as those opportunities develop. Meanwhile, I expect that our emphasis on investment value and risk management will continue to serve us well over time.

      As always, I am grateful for your investment in the Funds, and for your trust.

      Best wishes,

      John P. Hussman, Ph.D.

      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

      WEEKLY UPDATES REGARDING MARKET CONDITIONS AND INVESTMENT STRATEGY, AS WELL AS SPECIAL REPORTS, ANALYSIS, AND PERFORMANCE DATA CURRENT TO THE MOST
RECENT   MONTH   END,   ARE    AVAILABLE   AT   THE   HUSSMAN    FUNDS   WEBSITE
WWW.HUSSMANFUNDS.COM.

      An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds' prospectuses contain this and other important information. To obtain a copy of the Hussman Funds' prospectuses please visit our website at www.hussmanfunds.com or call 1-800-487-7626 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Hussman Funds are distributed by Ultimus Fund Distributors, LLC.

      The Letter to Shareholders seeks to describe some of the adviser's current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time and may no longer be held by the Funds. The opinions of the Funds' adviser with respect to those securities may change at any time.


--------------------------------------------------------------------------------
                                                                          | 12 |

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION (% OF TOTAL INVESTMENTS)

[PIE CHART OMITTED]

Consumer Discretionary                        31.1%
Information Technology                        24.7%
Health Care                                   24.0%
Consumer Staples                               7.2%
Other                                          5.4%
Industrials                                    3.6%
Materials                                      2.1%
Financials                                     1.8%
Energy                                         0.1%


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION (% OF TOTAL INVESTMENTS)

[PIE CHART OMITTED]

U.S. Treasury Inflation-Protection Notes      61.0%
Common Stocks                                 16.3%
Other U.S. Treasury Obligations               13.6%
Exchange-Traded Funds                          8.2%
U.S. Government Agency Obligations             0.9%


--------------------------------------------------------------------------------
| 13 |

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.9%                                  SHARES        VALUE
================================================================================
CONSUMER DISCRETIONARY -- 31.5%
  HOTELS, RESTAURANTS & LEISURE -- 7.4%
    Brinker International, Inc. ................       216,000   $    2,276,640
    Chipotle Mexican Grill, Inc. - Class A (a) ..      750,000       46,485,000
    Darden Restaurants, Inc. ...................     1,500,000       42,270,000
    Panera Bread Co. - Class A (a) .............     2,250,000      117,540,000
    PF Chang's China Bistro, Inc. (a) ..........       400,000        8,376,000
    Sonic Corp. (a) ............................       200,000        2,434,000
    Starbucks Corp. (a) ........................     3,350,000       31,691,000
                                                                 --------------
                                                                    251,072,640
                                                                 --------------
  HOUSEHOLD DURABLES -- 0.7%
    Tupperware Brands Corp. ....................       617,000       14,005,900
    Whirlpool Corp. ............................       250,000       10,337,500
                                                                 --------------
                                                                     24,343,400
                                                                 --------------
  INTERNET & CATALOG RETAIL -- 5.6%
    Amazon.com, Inc. (a) .......................     2,250,000      115,380,000
    Netflix, Inc. (a) ..........................     2,500,000       74,725,000
                                                                 --------------
                                                                    190,105,000
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS -- 1.3%
    Hasbro, Inc. ...............................     1,250,000       36,462,500
    Mattel, Inc. ...............................       500,000        8,000,000
                                                                 --------------
                                                                     44,462,500
                                                                 --------------
  MEDIA -- 0.8%
    DreamWorks Animation SKG, Inc. - Class A (a)     1,000,000       25,260,000
                                                                 --------------

  MULTILINE RETAIL -- 3.5%
    Kohl's Corp. (a) ...........................     1,000,000       36,200,000
    Nordstrom, Inc. ............................     1,000,000       13,310,000
    Target Corp. ...............................     2,000,000       69,060,000
                                                                 --------------
                                                                    118,570,000
                                                                 --------------
  SPECIALTY RETAIL -- 8.3%
    Aeropostale, Inc. (a) ......................     4,650,000       74,865,000
    Best Buy Co., Inc. .........................     3,750,000      105,412,500
    Home Depot, Inc. (The) .....................     3,000,000       69,060,000
    J. Crew Group, Inc. (a) ....................       250,000        3,050,000
    Ross Stores, Inc. ..........................       500,000       14,865,000
    Tiffany & Co. ..............................       500,000       11,815,000
                                                                 --------------
                                                                    279,067,500
                                                                 --------------


--------------------------------------------------------------------------------
                                                                          | 14 |

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.9% (CONTINUED)                      SHARES        VALUE
================================================================================
CONSUMER DISCRETIONARY -- 31.5% (CONTINUED)
    TEXTILES, APPAREL & LUXURY GOODS -- 3.9%
      NIKE, Inc. - Class B .....................     2,000,000   $  102,000,000
      Polo Ralph Lauren Corp. ..................       375,000       17,028,750
      Under Armour, Inc. - Class A (a) .........       500,000       11,920,000
                                                                 --------------
                                                                    130,948,750
                                                                 --------------
CONSUMER STAPLES -- 7.3%
  BEVERAGES -- 1.2%
    PepsiCo, Inc. ..............................       750,000       41,077,500
                                                                 --------------

  FOOD & STAPLES RETAILING -- 4.7%
    BJ's Wholesale Club, Inc. (a) ..............       687,000       23,536,620
    Walgreen Co. ...............................     1,000,000       24,670,000
    Wal-Mart Stores, Inc. ......................     2,000,000      112,120,000
                                                                 --------------
                                                                    160,326,620
                                                                 --------------
  FOOD PRODUCTS -- 0.9%
    Bunge Ltd. .................................       105,000        5,435,850
    McCormick & Co., Inc. ......................       750,000       23,895,000
                                                                 --------------
                                                                     29,330,850
                                                                 --------------
  PERSONAL PRODUCTS -- 0.5%
    Estee Lauder Cos., Inc. (The) - Class A .. .       500,000       15,480,000
                                                                 --------------

ENERGY -- 0.1%
  ENERGY EQUIPMENT & SERVICES -- 0.1%
    ENSCO International, Inc. ..................       150,000        4,258,500
                                                                 --------------

FINANCIALS -- 1.9%
  COMMERCIAL BANKS -- 0.2%
    Wells Fargo & Co. ..........................       250,000        7,370,000
                                                                 --------------

  CONSUMER FINANCE -- 0.8%
    American Express Co. .......................     1,400,000       25,970,000
                                                                 --------------

  DIVERSIFIED FINANCIAL SERVICES -- 0.2%
    Bank of America Corp. ......................       400,000        5,632,000
                                                                 --------------

  INSURANCE -- 0.7%
    Berkshire Hathaway, Inc. - Class A (a) .....           250       24,150,000
                                                                 --------------


--------------------------------------------------------------------------------
| 15 |

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.9% (CONTINUED)                      SHARES        VALUE
================================================================================
HEALTH CARE -- 24.3%
  BIOTECHNOLOGY -- 4.3%
    Amgen, Inc. (a) ............................     2,000,000   $  115,500,000
    Celldex Therapeutics, Inc. (a) .............        13,000          102,960
    Martek Biosciences Corp. (a) ...............     1,000,000       30,310,000
    Progenics Pharmaceuticals, Inc. (a) ........       100,000        1,031,000
                                                                 --------------
                                                                    146,943,960
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 4.5%
    Alcon, Inc. ................................       200,000       17,838,000
    ArthroCare Corp. (a) .......................     1,060,000        5,056,200
    Gen-Probe, Inc. (a) ........................       250,000       10,710,000
    IDEXX Laboratories, Inc. (a) ...............       250,000        9,020,000
    Medtronic, Inc. ............................       750,000       23,565,000
    St. Jude Medical, Inc. (a) .................     2,000,000       65,920,000
    Zimmer Holdings, Inc. (a) ..................       500,000       20,210,000
                                                                 --------------
                                                                    152,319,200
                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES -- 2.5%
    LifePoint Hospitals, Inc. (a) ..............       375,000        8,565,000
    Medco Health Solutions, Inc. (a) ...........     1,525,000       63,912,750
    Patterson Cos., Inc. (a) ...................       600,000       11,250,000
                                                                 --------------
                                                                     83,727,750
                                                                 --------------
  LIFE SCIENCES TOOLS & SERVICES -- 1.9%
    Life Technologies Corp. (a) ................       332,025        7,739,502
    Waters Corp. (a) ...........................     1,550,000       56,807,500
                                                                 --------------
                                                                     64,547,002
                                                                 --------------
  PHARMACEUTICALS -- 11.1%
    AstraZeneca plc - ADR ......................     3,300,000      135,399,000
    Eli Lilly & Co. ............................       500,000       20,135,000
    Forest Laboratories, Inc. (a) ..............       150,000        3,820,500
    GlaxoSmithKline plc - ADR ..................       600,000       22,362,000
    Johnson & Johnson ..........................     2,000,000      119,660,000
    Novartis AG - ADR ..........................       500,000       24,880,000
    Pfizer, Inc. ...............................     2,000,000       35,420,000
    Shire plc - ADR ............................       183,000        8,194,740
    ViroPharma, Inc. (a) .......................       300,000        3,906,000
                                                                 --------------
                                                                    373,777,240
                                                                 --------------
INDUSTRIALS -- 3.7%
  AIRLINES -- 0.4%
    Southwest Airlines Co. .....................     1,500,000       12,930,000
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES -- 0.2%
    Avery Dennison Corp. .......................       250,000        8,182,500
                                                                 --------------


--------------------------------------------------------------------------------
                                                                          | 16 |

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.9% (CONTINUED)                      SHARES        VALUE
================================================================================
INDUSTRIALS -- 3.7% (CONTINUED)
  ELECTRICAL EQUIPMENT -- 0.9%
    SunPower Corp. - Class A (a) ...............       800,000   $   29,600,000
                                                                 --------------

  INDUSTRIAL CONGLOMERATES -- 1.9%
    3M Co. .....................................       250,000       14,385,000
    General Electric Co. .......................     3,000,000       48,600,000
                                                                 --------------
                                                                     62,985,000
                                                                 --------------
  MACHINERY -- 0.3%
    Caterpillar, Inc. ..........................       250,000       11,167,500
                                                                 --------------

INFORMATION TECHNOLOGY -- 25.0%
  COMMUNICATIONS EQUIPMENT -- 7.9%
    Cisco Systems, Inc. (a) ....................     5,000,000       81,500,000
    CommScope, Inc. (a) ........................       250,000        3,885,000
    EchoStar Corp. - Class A (a) ...............       180,000        2,676,600
    Plantronics, Inc. ..........................     1,188,000       15,681,600
    QUALCOMM, Inc. .............................     1,750,000       62,702,500
    Research In Motion Ltd. (a) ................     2,500,000      101,450,000
                                                                 --------------
                                                                    267,895,700
                                                                 --------------
  COMPUTERS & PERIPHERALS -- 7.2%
    Apple, Inc. (a) ............................     1,150,000       98,152,500
    International Business Machines Corp. ......       300,000       25,248,000
    NetApp, Inc. (a) ...........................     2,500,000       34,925,000
    QLogic Corp. (a) ...........................     4,000,000       53,760,000
    Synaptics, Inc. (a) ........................       600,000        9,936,000
    Western Digital Corp. (a) ..................     1,750,000       20,037,500
                                                                 --------------
                                                                    242,059,000
                                                                 --------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.0%
    FUJIFILM Holdings Corp. - ADR ..............        49,400        1,097,668
                                                                 --------------

  IT SERVICES -- 1.3%
    Global Payments, Inc. ......................       950,000       31,150,500
    Paychex, Inc. ..............................       425,000       11,169,000
                                                                 --------------
                                                                     42,319,500
                                                                 --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.4%
    Altera Corp. ...............................     1,500,000       25,065,000
    Atheros Communications, Inc. (a) ...........       350,000        5,008,500
    Cabot Microelectronics Corp. (a) ...........       291,800        7,607,226
    Cypress Semiconductor Corp. (a) ............     2,500,000       11,175,000
    Intel Corp. ................................     3,500,000       51,310,000
    Microchip Technology, Inc. .................       500,000        9,765,000
    NVIDIA Corp. (a) ...........................     1,000,000        8,070,000


--------------------------------------------------------------------------------
| 17 |

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.9% (CONTINUED)                     SHARES         VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 25.0% (CONTINUED)
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.4% (CONTINUED)
    Semtech Corp. (a) ..........................     1,500,000   $   16,905,000
    Taiwan Semiconductor Manufacturing Co.
      Ltd. - ADR ...............................       753,781        5,954,870
    Xilinx, Inc. ...............................       500,000        8,910,000
                                                                 --------------
                                                                    149,770,596
                                                                 --------------
  SOFTWARE -- 4.2%
    Adobe Systems, Inc. (a) ....................     1,500,000       31,935,000
    Check Point Software Technologies Ltd. (a) .     1,250,000       23,737,500
    Microsoft Corp. ............................     3,500,000       68,040,000
    Oracle Corp. (a) ...........................     1,000,000       17,730,000
                                                                 --------------
                                                                    141,442,500
                                                                 --------------
MATERIALS -- 2.1%
  CHEMICALS -- 1.8%
    BASF SE - ADR ..............................        76,800        3,019,008
    Mosaic Co. (The) ...........................       400,000       13,840,000
    Sigma-Aldrich Corp. ........................     1,000,000       42,240,000
                                                                 --------------
                                                                     59,099,008
                                                                 --------------
  METALS & MINING -- 0.3%
    Steel Dynamics, Inc. .......................     1,000,000       11,180,000
                                                                 --------------

TOTAL COMMON STOCKS (Cost $3,968,693,096).......                 $3,238,469,384
                                                                 --------------

CALL OPTION CONTRACTS -- 4.8%                        CONTRACTS        VALUE
================================================================================
Russell 2000 Index Option, 01/17/2009 at $480 ..         8,000   $   21,600,000
S&P 500 Index Option, 01/17/2009 at $850 .......        10,000       62,360,000
S&P 500 Index Option, 01/17/2009 at $900 .......        11,000       30,470,000
S&P 500 Index Option, 02/21/2009 at $900 .......        10,000       48,700,000
                                                                 --------------
TOTAL CALL OPTION CONTRACTS (Cost $128,819,174).                 $  163,130,000
                                                                 --------------


--------------------------------------------------------------------------------
                                                                          | 18 |

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

PUT OPTION CONTRACTS -- 0.6%                         CONTRACTS        VALUE
--------------------------------------------------------------------------------
Russell 2000 Index Option, 01/17/2009 at $450 ..         8,000   $    4,400,000
S&P 500 Index Option, 01/17/2009 at $800 .......        25,000       10,100,000
S&P 500 Index Option, 01/17/2009 at $850 .......         6,000        5,982,000
                                                                 --------------
TOTAL PUT OPTION CONTRACTS (Cost $125,800,480)..                 $   20,482,000
                                                                 --------------

 TOTAL INVESTMENTS AT VALUE -- 101.3% (Cost $4,223,312,750)      $3,422,081,384
                                                                 --------------

MONEY MARKET FUNDS -- 8.9%                              SHARES        VALUE
================================================================================
Federated U.S. Treasury Cash Reserve Fund -
  Institutional Shares, 0.40% (b)...............   239,993,143   $  239,993,143
First American Treasury Obligations Fund -
   Class Y, 0.17% (b)...........................    61,770,286       61,770,286
                                                                 --------------
TOTAL MONEY MARKET FUNDS (Cost $301,763,429) ...                 $  301,763,429
                                                                 --------------

TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT VALUE -- 110.2%
  (Cost $4,525,076,179) ........................                 $3,723,844,813

LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.2%)                   (345,016,260)
                                                                 --------------

NET ASSETS -- 100.0% ...........................                 $3,378,828,553
                                                                 ==============

ADR - American Depositary Receipt.

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
| 19 |

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     VALUE OF        PREMIUMS
WRITTEN CALL OPTION CONTRACTS         CONTRACTS       OPTIONS        RECEIVED
================================================================================
Russell 2000 Index Option,
  01/17/2009 at $450................      8,000    $ 39,360,000    $ 37,519,280
S&P 500 Index Option,
  01/17/2009 at $800................     25,000     266,050,000     299,578,750
                                                   ------------    ------------
                                                   $305,410,000    $337,098,030
                                                   ============    ============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                          | 20 |

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS -- 14.8%                                  SHARES           VALUE
================================================================================
MATERIALS -- 9.7%
  METALS & MINING -- 9.7%
    Agnico-Eagle Mines Ltd. ....................       200,000   $   10,266,000
    AngloGold Ashanti Ltd. - ADR ...............       200,000        5,542,000
    Barrick Gold Corp. .........................       450,000       16,546,500
    Compania de Minas Buenaventura S.A. - ADR ..       200,000        3,984,000
    Goldcorp, Inc. .............................       125,000        3,941,250
    Harmony Gold Mining Co. Ltd. - ADR (a) .....        10,000          109,700
    Newmont Mining Corp. .......................       350,000       14,245,000
    Randgold Resources Ltd. - ADR ..............        35,000        1,537,200
    Stillwater Mining Co. (a) ..................        10,000           49,400
                                                                 --------------
                                                                     56,221,050
                                                                 --------------
UTILITIES -- 5.1%
  ELECTRIC UTILITIES -- 2.2%
    DPL, Inc. (a) ..............................       200,000        4,568,000
    Pepco Holdings, Inc. .......................       200,000        3,552,000
    Pinnacle West Capital Corp. ................       150,000        4,819,500
                                                                 --------------
                                                                     12,939,500
                                                                 --------------
  MULTI-UTILITIES -- 2.9%
    Ameren Corp. ...............................       150,000        4,989,000
    Consolidated Edison, Inc. ..................        65,000        2,530,450
    DTE Energy Co. .............................       150,000        5,350,500
    SCANA Corp. ................................       100,000        3,560,000
                                                                 --------------
                                                                     16,429,950
                                                                 --------------

TOTAL COMMON STOCKS (Cost $77,472,405) .........                 $   85,590,500
                                                                 --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.9%           PAR VALUE        VALUE
================================================================================
FEDERAL HOME LOAN BANK -- 0.9%
  5.75%, due 02/23/2017 (Cost $4,978,879) ......  $  5,000,000   $    5,029,820
                                                                 --------------

U.S. TREASURY OBLIGATIONS -- 68.0%                   PAR VALUE        VALUE
================================================================================
U.S. TREASURY BILLS -- 3.5%
  Discount note, due 03/05/2009 ................  $ 20,000,000   $   19,997,000
                                                                 --------------

U.S. TREASURY INFLATION - PROTECTION NOTES -- 55.6%
  2.375%, due 04/15/2011 .......................    81,861,000       79,974,431
  2.00%, due 04/15/2012 ........................    26,690,750       26,035,999
  2.00%, due 07/15/2014 ........................    28,742,500       27,190,865
  2.00%, due 01/15/2016 ........................    54,576,500       52,282,595


--------------------------------------------------------------------------------
| 21 |

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 68.0% (CONTINUED)       PAR VALUE        VALUE
================================================================================
U.S. TREASURY INFLATION - PROTECTION NOTES -- 55.6% (CONTINUED)
  2.50%, due 07/15/2016 ........................  $ 26,827,750   $   26,616,052
  2.625%, due 07/15/2017 .......................    78,397,500       80,363,631
  2.375%, due 01/15/2025 .......................    28,742,500       28,257,499
                                                                 --------------
                                                                    320,721,072
                                                                 --------------
U.S. TREASURY NOTES -- 8.9%
  2.625%, due 05/31/2010 .......................    50,000,000       51,525,400
                                                                 --------------

TOTAL U.S. TREASURY OBLIGATIONS (Cost $387,398,358)              $  392,243,472
                                                                 --------------

EXCHANGE-TRADED FUNDS -- 7.4%                           SHARES           VALUE
================================================================================
CurrencyShares British Pound Sterling Trust ....        75,000   $   10,950,000
CurrencyShares Euro Trust ......................       150,000       20,983,500
CurrencyShares Japanese Yen Trust (a) ..........       100,000       10,978,000
                                                                 --------------
TOTAL EXCHANGE-TRADED FUNDS (Cost $46,580,148) .                 $   42,911,500
                                                                 --------------

TOTAL INVESTMENTS AT VALUE -- 91.1% (Cost $516,429,790)          $  525,775,292
                                                                 --------------

MONEY MARKET FUNDS -- 8.0%                              SHARES        VALUE
================================================================================
Federated U.S. Treasury Cash Reserve Fund -
  Institutional Shares, 0.40% (b) ..............    24,617,736   $   24,617,736
First American Treasury Obligations Fund -
  Class Y, 0.17% (b) ...........................    21,643,536       21,643,536
                                                                 --------------
TOTAL MONEY MARKET FUNDS (Cost $46,261,272) ....                 $   46,261,272
                                                                 --------------

TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT VALUE -- 99.1%
  (Cost $562,691,062) ..........................                 $  572,036,564

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9% ..                      5,010,308
                                                                 --------------

NET ASSETS -- 100.0% ...........................                 $  577,046,872
                                                                 ==============

ADR - American Depositary Receipt.

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                          | 22 |

HUSSMAN INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       HUSSMAN           HUSSMAN
                                                                      STRATEGIC       STRATEGIC TOTAL
                                                                     GROWTH FUND        RETURN FUND
                                                                   ---------------    ---------------
ASSETS
  Investments in securities:
    At acquisition cost ........................................   $ 4,223,312,750    $   516,429,790
                                                                   ===============    ===============
    At value (Note 1) ..........................................   $ 3,422,081,384    $   525,775,292
  Investments in money market funds ............................       301,763,429         46,261,272
  Cash .........................................................           500,000                 --
  Dividends and interest receivable ............................         3,810,074          3,232,039
  Receivable for capital shares sold ...........................        13,569,521          3,278,285
  Other assets .................................................           170,409             68,880
                                                                   ---------------    ---------------
   Total Assets ................................................     3,741,894,817        578,615,768
                                                                   ---------------    ---------------
LIABILITIES
  Dividends payable ............................................         1,461,199                 --
  Written call options, at value (Notes 1 and 4)
    (premiums received $337,098,030) ...........................       305,410,000                 --
  Payable for investment securities purchased ..................        39,009,000                 --
  Payable for capital shares redeemed ..........................        13,933,598          1,153,032
  Accrued investment advisory fees (Note 3) ....................         2,705,579            246,914
  Payable to administrator (Note 3) ............................           270,900             53,200
  Other accrued expenses and liabilities .......................           275,988            115,750
                                                                   ---------------    ---------------
   Total Liabilities ...........................................       363,066,264          1,568,896
                                                                   ---------------    ---------------

NET ASSETS .....................................................   $ 3,378,828,553    $   577,046,872
                                                                   ===============    ===============
Net assets consist of:
  Paid-in capital ..............................................   $ 4,147,303,460    $   571,844,099
  Accumulated (Distributions in excess of) net investment income           118,786           (821,345)
  Accumulated net realized gains (losses) from security
    transactions and option contracts ..........................           949,643         (3,321,384)
  Net unrealized appreciation (depreciation)
    on investments and option contracts ........................      (769,543,336)         9,345,502
                                                                   ---------------    ---------------

NET ASSETS .....................................................   $ 3,378,828,553    $   577,046,872
                                                                   ===============    ===============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ..........................       276,284,136         49,924,729
                                                                   ===============    ===============
Net asset value, offering price and redemption
  price per share(a) (Note 1) ..................................   $         12.23    $         11.56
                                                                   ===============    ===============

(a)   Redemption price varies based on length of time shares are held.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
| 23 |

HUSSMAN INVESTMENT TRUST
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                HUSSMAN         HUSSMAN
                                                               STRATEGIC     STRATEGIC TOTAL
                                                              GROWTH FUND      RETURN FUND
                                                             -------------    -------------
INVESTMENT INCOME
  Dividends ..............................................   $  22,926,387    $   1,643,466
  Foreign withholding taxes on dividends .................         (89,964)         (24,732)
  Interest ...............................................              --        1,205,060
                                                             -------------    -------------
    Total Income .........................................      22,836,423        2,823,794
                                                             -------------    -------------
EXPENSES
  Investment advisory fees (Note 3) ......................      16,708,688        1,168,090(a)
  Transfer agent, account maintenance and
    shareholder services fees (Note 3) ...................         944,281          108,409
  Administration fees (Note 3) ...........................         840,700          157,576
  Registration and filing fees ...........................         133,761           44,684
  Fund accounting fees (Note 3) ..........................         115,175           36,284
  Custodian and bank service fees ........................         125,659           24,669
  Postage and supplies ...................................         104,620           21,331
  Professional fees ......................................          40,906           36,817
  Trustees' fees and expenses ............................          38,013           38,013
  Compliance service fees (Note 3) .......................          33,906            6,754
  Insurance expense ......................................          32,223            3,687
  Other expenses .........................................          74,981           67,930
                                                             -------------    -------------
    Total Expenses .......................................      19,192,913        1,714,244
                                                             -------------    -------------

NET INVESTMENT INCOME ....................................       3,643,510        1,109,550
                                                             -------------    -------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS AND?OPTION CONTRACTS (NOTE 4)
  Net realized gains (losses) from:
    Security transactions ................................    (620,152,279)        (117,274)
    Option contracts .....................................     838,327,493               --
  Net change in unrealized appreciation (depreciation) on:
    Investments ..........................................    (404,959,084)       7,426,330
    Option contracts .....................................    (210,180,924)              --
                                                             -------------    -------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS AND OPTION CONTRACTS ....................    (396,964,794)       7,309,056
                                                             -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS ........................................   $(393,321,284)   $   8,418,606
                                                             =============    =============

(a) Includes previously waived investment advisory fees recouped by the Adviser of $4,444 (Note 3).

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                          | 24 |

HUSSMAN STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                      ENDED               YEAR
                                                                    DECEMBER 31,         ENDED
                                                                       2008             JUNE 30,
                                                                    (UNAUDITED)           2008
                                                                  ---------------    ---------------
FROM OPERATIONS
  Net investment income .......................................   $     3,643,510    $     8,410,914
  Net realized gains (losses) from:
    Security transactions .....................................      (620,152,279)       120,852,054
    Option contracts ..........................................       838,327,493        444,750,445
  Net change in unrealized appreciation (depreciation) on:
    Investments ...............................................      (404,959,084)      (592,758,662)
    Option contracts ..........................................      (210,180,924)       125,723,300
                                                                  ---------------    ---------------
Net increase (decrease) in net assets resulting from operations      (393,321,284)       106,978,051
                                                                  ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..................................        (6,951,800)       (17,400,612)
  From net realized gains .....................................      (442,862,816)      (114,944,646)
                                                                  ---------------    ---------------
Decrease in net assets from distributions to shareholders .....      (449,814,616)      (132,345,258)
                                                                  ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...................................     1,406,392,615      1,393,246,801
  Net asset value of shares issued in reinvestment of
    distributions to shareholders .............................       362,131,353        110,537,588
  Proceeds from redemption fees collected (Note 1). ...........         1,363,291          1,327,985
  Payments for shares redeemed ................................      (822,930,770)      (923,061,260)
                                                                  ---------------    ---------------
Net increase in net assets from capital share transactions ....       946,956,489        582,051,114
                                                                  ---------------    ---------------

TOTAL INCREASE IN NET ASSETS ..................................       103,820,589        556,683,907

NET ASSETS
  Beginning of period .........................................     3,275,007,964      2,718,324,057
                                                                  ---------------    ---------------
  End of period ...............................................   $ 3,378,828,553    $ 3,275,007,964
                                                                  ===============    ===============

ACCUMULATED NET INVESTMENT INCOME .............................   $       118,786    $     3,427,076
                                                                  ===============    ===============
CAPITAL SHARE ACTIVITY
  Sold ........................................................        97,561,827         88,512,335
  Reinvested ..................................................        30,193,795          7,055,880
  Redeemed ....................................................       (59,698,970)       (58,798,862)
                                                                  ---------------    ---------------
  Net increase in shares outstanding ..........................        68,056,652         36,769,353
  Shares outstanding at beginning of period ...................       208,227,484        171,458,131
                                                                  ---------------    ---------------
  Shares outstanding at end of period .........................       276,284,136        208,227,484
                                                                  ===============    ===============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
| 25 |

HUSSMAN STRATEGIC TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                 ENDED             YEAR
                                                               DECEMBER 31,       ENDED
                                                                  2008           JUNE 30,
                                                               (UNAUDITED)         2008
                                                             ---------------  -------------
FROM OPERATIONS
  Net investment income ..................................   $   1,109,550    $   4,774,016
  Net realized gains (losses) from:
    Security transactions ................................        (117,274)      25,769,121
    Foreign currency transactions ........................              --         (150,818)
  Net change in unrealized appreciation (depreciation) on:
    Investments ..........................................       7,426,330          131,221
    Foreign currency translation .........................              --          405,641
                                                             -------------    -------------
Net increase in net assets resulting from operations .....       8,418,606       30,929,181
                                                             -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................      (1,136,962)      (4,620,392)
  From net realized gains ................................     (20,401,289)      (8,955,458)
  Distributions in excess of net investment income. ......        (664,027)              --
                                                             -------------    -------------
Decrease in net assets from distributions to shareholders      (22,202,278)     (13,575,850)
                                                             -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..............................     350,517,363      174,234,766
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................      19,366,503       12,210,240
  Proceeds from redemption fees collected (Note 1). ......         531,789          172,048
  Payments for shares redeemed ...........................    (110,550,183)     (47,485,755)
                                                             -------------    -------------
Net increase in net assets from capital share transactions     259,865,472      139,131,299
                                                             -------------    -------------

TOTAL INCREASE IN NET ASSETS .............................     246,081,800      156,484,630

NET ASSETS
  Beginning of period ....................................     330,965,072      174,480,442
                                                             -------------    -------------
  End of period ..........................................   $ 577,046,872    $ 330,965,072
                                                             =============    =============
ACCUMULATED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME ..................................   $    (821,345)   $      27,412
                                                             =============    =============
CAPITAL SHARE ACTIVITY
  Sold ...................................................      30,296,698       14,618,452
  Reinvested .............................................       1,792,404        1,057,339
  Redeemed ...............................................      (9,772,842)      (4,051,804)
                                                             -------------    -------------
  Net increase in shares outstanding .....................      22,316,260       11,623,987
  Shares outstanding at beginning of period ..............      27,608,469       15,984,482
                                                             -------------    -------------
  Shares outstanding at end of period ....................      49,924,729       27,608,469
                                                             =============    =============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                          | 26 |

HUSSMAN STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED             YEAR           YEAR           YEAR           YEAR           YEAR
                                           DECEMBER 31,        ENDED          ENDED          ENDED          ENDED          ENDED
                                               2008           JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                           (UNAUDITED)          2008           2007           2006           2005           2004
                                            ----------       ----------     ----------     ----------     ----------     ----------
Net asset value at
  beginning of period ...................   $    15.73       $    15.85     $    16.13     $    15.90     $    15.89     $    13.80
                                            ----------       ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income (loss) ..........         0.01             0.04           0.14           0.08           0.06          (0.04)
  Net realized and unrealized
    gains (losses) on investments
    and options .........................        (1.62)            0.55           0.16           0.69           0.68           2.13
                                            ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations ........        (1.61)            0.59           0.30           0.77           0.74           2.09
                                            ----------       ----------     ----------     ----------     ----------     ----------
Less distributions:
  Dividends from net
    investment income ...................        (0.03)           (0.09)         (0.13)         (0.05)         (0.03)            --
  Distributions from
    net realized gains ..................        (1.87)           (0.63)         (0.46)         (0.50)         (0.71)         (0.01)
                                            ----------       ----------     ----------     ----------     ----------     ----------
Total distributions .....................        (1.90)           (0.72)         (0.59)         (0.55)         (0.74)         (0.01)
                                            ----------       ----------     ----------     ----------     ----------     ----------
Proceeds from redemption
  fees collected (Note 1) ...............         0.01             0.01           0.01           0.01           0.01           0.01
                                            ----------       ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........   $    12.23       $    15.73     $    15.85     $    16.13     $    15.90     $    15.89
                                            ==========       ==========     ==========     ==========     ==========     ==========

Total return(a) .........................       (9.94%)(c)        3.84%          1.98%          5.05%          4.95%         15.22%
                                            ==========       ==========     ==========     ==========     ==========     ==========
Net assets at end of
  period (000's) ........................   $3,378,829       $3,275,008     $2,718,324     $2,816,108     $1,835,514     $1,316,703
                                            ==========       ==========     ==========     ==========     ==========     ==========
Ratio of expenses to
  average net assets ....................        1.10%(b)         1.11%          1.11%          1.14%          1.24%          1.34%

Ratio of net investment income
  (loss) to average net assets ..........        0.21%(b)         0.28%          0.91%          0.63%          0.44%         (0.39%)

Portfolio turnover rate .................          51%(c)          150%           106%            63%            81%            66%

(a) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Annualized.

(c)   Not annualized.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
| 27 |

HUSSMAN STRATEGIC TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED             YEAR           YEAR           YEAR           YEAR           YEAR
                                    DECEMBER 31,        ENDED          ENDED          ENDED          ENDED          ENDED
                                        2008           JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                    (UNAUDITED)          2008           2007           2006           2005           2004
                                     ----------       ----------     ----------     ----------     ----------     ----------
Net asset value at
  beginning of period ............   $    11.99       $    10.92     $    11.30     $    10.94     $    10.53     $    10.54
                                     ----------       ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income ..........         0.04             0.24           0.32           0.32           0.24           0.21
  Net realized and unrealized
    gains on investments
    and foreign currencies .......         0.06             1.59           0.06           0.65           0.42           0.35
                                     ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations .         0.10             1.83           0.38           0.97           0.66           0.56
                                     ----------       ----------     ----------     ----------     ----------     ----------
Less distributions:
  Dividends from net
    investment income ............        (0.04)           (0.23)         (0.33)         (0.31)         (0.24)         (0.21)
  Distributions from net
    realized gains.. .............        (0.49)           (0.54)         (0.43)         (0.30)         (0.02)         (0.37)
  Distributions in excess of net
    investment income ............        (0.01)              --             --             --             --             --
                                     ----------       ----------     ----------     ----------     ----------     ----------
Total distributions. .............        (0.54)           (0.77)         (0.76)         (0.61)         (0.26)         (0.58)
                                     ----------       ----------     ----------     ----------     ----------     ----------
Proceeds from redemption
  fees collected (Note 1) ........         0.01             0.01           0.00(a)        0.00(a)        0.01           0.01
                                     ----------       ----------     ----------     ----------     ----------     ----------

Net asset value at end of period .   $    11.56       $    11.99     $    10.92     $    11.30     $    10.94     $    10.53
                                     ==========       ==========     ==========     ==========     ==========     ==========

Total return(b) ..................        1.23%(d)        17.23%          3.46%          9.01%          6.40%          5.49%
                                     ==========       ==========     ==========     ==========     ==========     ==========
Net assets at end
  of period (000's)...............   $  577,047       $  330,965     $  174,480     $  158,735     $  128,156     $  105,308
                                     ==========       ==========     ==========     ==========     ==========     ==========
Ratio of net expenses to
  average net assets(c) ..........        0.80%(e)         0.90%          0.90%          0.90%          0.90%          0.90%

Ratio of net investment income
  to average net assets ..........        0.52%(e)         2.05%          2.86%          2.94%          2.25%          2.34%

Portfolio turnover rate ..........          48%(d)          212%            41%            55%            64%           174%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.92%, 1.01% and 1.17% for the years ended June 30, 2006, 2005 and 2004, respectively.

(d)   Not annualized.

(e)   Annualized.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                          | 28 |

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund (each, a "Fund", and collectively, the "Funds") are each a diversified series of Hussman Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end managment investment company. Each Fund is authorized to issue an unlimited number of shares. Hussman Strategic Growth Fund commenced operations on July 24, 2000. Hussman Strategic Total Return Fund commenced operations on September 12, 2002.

      Hussman Strategic Growth Fund's investment objective is to provide long-term capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

      Hussman Strategic Total Return Fund's investment objective is to provide long-term total return from income and capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

      SECURITIES AND OPTIONS VALUATION -- The Funds' portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are not sales on that day, at the mean of the closing bid and asked prices. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

      Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Econometrics Advisors, Inc. (the "Adviser") to most closely reflect market value as of the time of


--------------------------------------------------------------------------------
| 29 |

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

computation of net asset value. As of December 31, 2008, all options held by Hussman Strategic Growth Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

      Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

      In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

      The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

      Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs


--------------------------------------------------------------------------------
                                                                          | 30 |

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

      For example, the options contracts purchased and written by Hussman Strategic Growth Fund are classified as Level 2 since the options are valued at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value, pursuant to procedures approved by the Board of Trustees. The U.S. Government Agency and Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various "other significant observable inputs" including bid and ask quotations, prices of similar securities and interest rates, among other factors. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used to value the Funds' investments as of December 31, 2008:

                                                   HUSSMAN          HUSSMAN
                                               STRATEGIC GROWTH  STRATEGIC TOTAL
VALUATION INPUTS                                     FUND          RETURN FUND
--------------------------------------------------------------------------------
Level 1 - Quoted Prices......................   $3,540,232,813    $174,763,272
Level 2 - Other Significant Observable Inputs     (121,798,000)    397,273,292
                                                --------------    ------------
Total .......................................   $3,418,434,813    $572,036,564
                                                ==============    ============

      FUTURES CONTRACTS AND OPTION TRANSACTIONS -- Hussman Strategic Growth Fund may purchase and write put and call options on broad-based stock indices. The Fund may also purchase and write call and put options on individual securities. Hussman Strategic Total Return Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities. The Fund may also purchase a foreign currency option to establish or modify the Fund's exposure to foreign currencies, or an interest rate futures contract to protect against a decline in the value of its portfolio.

      When a Fund writes an index option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund's Statement of Assets and Liabilities and is subsequently valued. If an index option expires unexercised on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an index option is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the


--------------------------------------------------------------------------------
| 31 |

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

      REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with certain banks or non-bank dealers. The value of the underlying securities is monitored on a daily basis to ensure that the value always equals or exceeds the repurchase price plus accrued interest. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

      FOREIGN CURRENCY TRANSLATION -- Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

      A. The market values of investment securities and other assets and liabilities are translated at the closing rate on the London Stock Exchange each day.

      B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

      C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

      Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

      SHARE VALUATION AND REDEMPTION FEES -- The net asset value of each Fund is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. The net asset value per share of each Fund is calculated by dividing the total value of the Fund's assets, less its liabilities, by the number of its shares outstanding. The offering price and redemption price per share of each Fund


--------------------------------------------------------------------------------
                                                                          | 32 |

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 1.5%, payable to the applicable Fund, if redeemed within sixty days of the date of purchase. During the periods ended December 31, 2008 and June 30, 2008, proceeds from redemption fees totaled $1,363,291 and $1,327,985, respectively, for Hussman Strategic Growth Fund and $531,789 and $172,048, respectively, for Hussman Strategic Total Return Fund.

      INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the interest method.

      DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually to shareholders of Hussman Strategic Growth Fund and are declared and paid quarterly to shareholders of Hussman Strategic Total Return Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are generally distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to timing differences in the recognition of capital gains or losses for option transactions, losses deferred due to wash sales and treatment for foreign currency transactions.

      The tax character of distributions paid during the periods ended December 31, 2008 and June 30, 2008 was as follows:

                                                                Long-Term
                                      Periods     Ordinary       Capital         Total
                                       Ended       Income         Gains      Distributions
------------------------------------------------------------------------------------------
Hussman Strategic Growth Fund         12/31/08   $50,618,073   $399,196,543   $449,814,616
                                       6/30/08   $17,404,351   $114,940,907   $132,345,258
Hussman Strategic Total Return Fund   12/31/08   $14,041,762   $  8,160,516   $ 22,202,278
                                       6/30/08   $ 9,244,095   $  4,331,755   $ 13,575,850

      SECURITIES TRANSACTIONS -- For financial statement purposes, securities transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


--------------------------------------------------------------------------------
| 33 |

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

      COMMON EXPENSES -- Expenses of the Trust not attributable solely to one of the Funds are allocated between the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

      ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

      FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of a Federal excise tax applicable to regulated investment companies, it is each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of December 31, 2008:

                                                          HUSSMAN           HUSSMAN
                                                         STRATEGIC       STRATEGIC TOTAL
                                                        GROWTH FUND        RETURN FUND
                                                      ---------------    ---------------
Cost of portfolio investments and option contracts.   $ 4,156,013,414    $   563,825,905
                                                      ===============    ===============
Gross unrealized appreciation .....................   $   194,670,203    $    20,962,032
Gross unrealized depreciation .....................      (932,248,804)       (12,751,373)
                                                      ---------------    ---------------
Net unrealized appreciation (depreciation) ........   $  (737,578,601)   $     8,210,659
Accumulated ordinary income .......................         1,579,985                 --
Distributions in excess of net investment income ..                --           (781,377)
Other losses ......................................       (31,015,092)        (2,226,509)
Other temporary differences .......................        (1,461,199)                --
                                                      ---------------    ---------------
Total accumulated earnings (deficit) ..............   $  (768,474,907)   $     5,202,773
                                                      ===============    ===============


--------------------------------------------------------------------------------
                                                                          | 34 |

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

      The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and differing treatments of realized and unrealized gains and losses on etf's taxed as grantor trusts.

      For the six months ended December 31, 2008, Hussman Strategic Total Return Fund reclassified $157,318 of realized losses from security transactions to distributions in excess of net investment income on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

      FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended June 30, 2006 through June 30, 2008.

2.    INVESTMENT TRANSACTIONS

      During the six months ended December 31, 2008, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $2,955,385,330 and $1,638,460,494, respectively, for Hussman Strategic Growth Fund and $154,574,667 and $80,007,908, respectively, for Hussman Strategic Total Return Fund.

3.    TRANSACTIONS WITH AFFILIATES

      One of the Trustees and certain officers of the Trust are affiliated with the Adviser or with Ultimus Fund Solutions, LLC ("Ultimus"), the Funds' administrator, transfer agent and fund accounting agent.


--------------------------------------------------------------------------------
| 35 |

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

ADVISORY AGREEMENT
      Under the terms of an Advisory Agreement between the Trust and the Adviser, Hussman Strategic Growth Fund pays a fee, which is computed and accrued daily and paid monthly, at annual rates of 1.00% of the first $1 billion of its average daily net assets; 0.95% of the next $2 billion of such assets; and 0.90% of such assets in excess of $3 billion. Under the terms of a separate Advisory Agreement between the Trust and the Adviser, Hussman Strategic Total Return Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at annual rates of 0.55% of the first $500 million of its average daily net assets; and 0.50% of such assets in excess of $500 million.

      Pursuant to an Expense Limitation Agreement with respect to Hussman Strategic Total Return Fund, the Adviser has contractually agreed to waive advisory fees or to absorb operating expenses of the Fund to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 0.90% annually of its average daily net assets. During the six months ended December 31, 2008, there were no fees waived by the Adviser.

      Any fee waivers or expense reimbursements by the Adviser are subject to repayment by Hussman Strategic Total Return Fund provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment. During the six months ended December 31, 2008, the Adviser recouped $4,444 of previously waived fees from Hussman Strategic Total Return Fund. As of December 31, 2008, all advisory fee waivers and expense reimbursements have been repaid to the Adviser by the Fund.

ADMINISTRATION AGREEMENT
      Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services to the Trust, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

      Under the terms of the Administration Agreement, Ultimus receives a monthly fee from each Fund computed at annual rates of 0.075% of the Fund's average daily net assets up to $500 million; 0.05% of the next $1.5 billion of such assets; 0.04% of the next $1 billion of such assets; and 0.03% of such assets in excess of $3 billion, subject to a per Fund minimum monthly fee of $2,000.


--------------------------------------------------------------------------------
                                                                          | 36 |

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FUND ACCOUNTING AGREEMENT
      Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, Ultimus receives from each Fund a monthly base fee of $2,500, plus an asset-based fee computed at annual rates of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such net assets in excess of $500 million. In addition, the Funds reimburse Ultimus for certain out-of-pocket expenses incurred in obtaining valuations of the Funds' portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
      Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, Ultimus receives from each Fund a monthly fee, payable monthly, at an annual rate of $20 for each direct account and $15 for certain accounts established through financial intermediaries, subject to a minimum fee of $1,500 per month. For the six months ended December 31, 2008, such fees paid by Hussman Strategic Growth Fund and Hussman Strategic Total Return were $586,437 and $59,194, respectively. In addition, the Funds reimburse Ultimus for certain out-of-pocket expenses, including, but not limited to, postage and supplies.

      For shareholder accounts held through financial intermediaries, the Funds may, in some cases, compensate these intermediaries for providing equivalent account maintenance and shareholder services, at an annual rate of not more than $17 per account. During the six months ended December 31, 2008, Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund paid $357,844 and $49,215, respectively, to financial intermediaries for such services.

COMPLIANCE CONSULTING AGREEMENT
      Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust's Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Trust pays Ultimus a base fee of $1,000 per month, plus an asset-based fee computed at annual rates of .005% of the


--------------------------------------------------------------------------------
| 37 |

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

average value of its aggregate daily net assets in excess of $100 million to $500 million, .0025% of such assets from $500 million to $1 billion and .00125% of such assets in excess of $1 billion. In addition, the Funds reimburse Ultimus for reasonable out-of-pocket expenses, if any, incurred in connection with these services.

4.    OPTION CONTRACTS WRITTEN

      Transactions in option contracts written by Hussman Strategic Growth Fund during the six months ended December 31, 2008 were as follows:

                                                          OPTION             OPTION
                                                         CONTRACTS          PREMIUMS
                                                      ---------------    ---------------
Options outstanding at beginning of period ........            25,900    $   280,340,230
Options written ...................................           222,900      1,739,641,768
Options cancelled in a closing purchase transaction          (215,800)    (1,682,883,968)
                                                      ---------------    ---------------
Options outstanding at end of period ..............            33,000    $   337,098,030
                                                      ===============    ===============

      No contracts were written by Hussman Strategic Total Return Fund during the six months ended December 31, 2008.

5.    BANK LINE OF CREDIT

      Hussman Strategic Growth Fund has an unsecured $10,000,000 bank line of credit. Hussman Strategic Total Return Fund has an unsecured bank line of credit in the amount of $2,000,000. Borrowings under these arrangements bear interest at a rate determined by the lending bank at the time of borrowing. During the six months ended December 31, 2008, the Funds had no outstanding borrowings under their respective lines of credit.

6.    CONTINGENCIES AND COMMITMENTS

      The Trust's officers and Trustees are entitled to indemnifications from the Funds for certain liabilities that may arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which may provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve potential claims for indemnification for losses that may or may not be incurred in the future. However, based on experience, the Funds expect the risk of loss to be remote.


--------------------------------------------------------------------------------
                                                                          | 38 |

HUSSMAN INVESTMENT TRUST
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, which may include redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio.

      The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2008 - December 31, 2008).

      The table on the following page illustrates each Fund's costs in two ways:

      ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started the period with $1,000 invested in that Fund. You may use the information here, together with the amount of your investment, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number given for the applicable Fund under the heading "Expenses Paid During Period."

      HYPOTHETICAL 5% RETURN - This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown. In this case, because the return used is not each Fund's actual return, the results do not illustrate the actual expenses associated with your investment. However, the example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide an example of fund expenses based on a 5% annual return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.


--------------------------------------------------------------------------------
| 39 |

HUSSMAN INVESTMENT TRUST
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

      More information about each Fund's expenses, including annual expense ratios for the past five years, can be found elsewhere in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's prospectus.

HUSSMAN STRATEGIC GROWTH FUND

                                                       Ending
                                    Beginning       Account Value     Expenses
                                  Account Value     December 31,     Paid During
                                  July 1, 2008          2008           Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00         $  900.60         $5.27
Based on Hypothetical 5% Annual
   Return (before expenses)         $1,000.00         $1,019.66         $5.60

* Expenses are equal to Hussman Strategic Growth Fund's annualized expense ratio of 1.10% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

HUSSMAN STRATEGIC TOTAL RETURN FUND

                                                       Ending
                                    Beginning       Account Value     Expenses
                                  Account Value     December 31,     Paid During
                                  July 1, 2008          2008           Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00         $1,012.30         $4.06
Based on Hypothetical 5% Annual
    Return (before expenses)        $1,000.00         $1,021.17         $4.08

* Expenses are equal to Hussman Strategic Total Return Fund's annualized expense ratio of 0.80% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
                                                                          | 40 |

HUSSMAN INVESTMENT TRUST
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-HUSSMAN (1-800-487-7626), or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-HUSSMAN, or on the SEC's website at http://www.sec.gov.

      The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-HUSSMAN (1-800-487-7626). You may also obtain copies of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------
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                           [LOGO OMITTED] HUSSMAN
                                            FUNDS


                               INVESTMENT ADVISER
                       Hussman Econometrics Advisors, Inc.
                             5136 Dorsey Hall Drive
                          Ellicott City, Maryland 21042

                              www.hussmanfunds.com
                         1-800-HUSSMAN (1-800-487-7626)

                          ADMINISTRATOR/TRANSFER AGENT
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

                                    CUSTODIAN
                                     US Bank
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                                Ernst & Young LLP
                               1900 Scripps Center
                                312 Walnut Street
                             Cincinnati, Ohio 45202

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

                    This Semi-Annual Report is authorized for
                  distribution only if accompanied or preceded
                      by a current Prospectus of the Funds.


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ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


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ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ John P. Hussman
                              --------------------------------------------------
                                    John P. Hussman, President

Date          February 27, 2009
        -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ John P. Hussman
                              --------------------------------------------------
                                    John P. Hussman, President

Date          February 27, 2009
        -----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          February 27, 2009
        -----------------------------

* Print the name and title of each signing officer under his or her signature.